Alger Weatherbie Specialized Growth Fund Shareholder Fees	Oct. 31, 2025 USD ($)
Class Y Shares [Member] | Alger Weatherbie Specialized Growth Fund | Class Y
Prospectus [Line Items]
Shareholder Fee, Other	$ 0